Income Taxes (Tables)	12 Months Ended
Mar. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign
The components of income before provision for income taxes are as follows:

	Fiscal Year Ended March 31,
(in millions)	2024	2023	2022
United Kingdom	$139	$427	$608
Foreign	73	244	178
Income from continuing operations before income taxes	$212	$671	$786

Schedule of Components of Income Tax Expense (Benefit)
The (expense) benefit for income taxes consists of the following:

	Fiscal Year Ended March 31,
(in millions)	2024	2023	2022
Current:
United Kingdom	$2	$(87)	$(44)
Foreign	(178)	(94)	(146)
Total current tax (expense) benefit	$(176)	$(181)	$(190)
Deferred:
United Kingdom	$114	$25	$(53)
Foreign	156	9	133
Total deferred tax (expense) benefit	$270	$34	$80
Total income tax (expense) benefit	$94	$(147)	$(110)

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of the tax (expense) benefit at the United Kingdom statutory income tax rate to the actual tax (expense) benefit is as follows:

	Fiscal Year Ended March 31,
(in millions)	2024	2023	2022
Income tax (expense) benefit at statutory rate	$(53)	$(127)	$(149)
Foreign tax rate differential	(14)	(2)	8
Research and development tax credits	94	37	25
Change in valuation allowance	(4)	(5)	22
Non-deductible/non-taxable items	(3)	(3)	3
Patent box benefit	(4)	25	69
Impact of U.K. rate change	(3)	(2)	(64)
Withholding tax	(122)	(72)	(32)
Gains exempt from U.K. tax	(3)	2	8
Windfall tax benefit associated with share-based compensation	206	—	—
Income tax (expense) benefit	$94	$(147)	$(110)
Income tax (expense) benefit reported in the Consolidated Income Statements	94	(147)	(110)
Income tax (expense) benefit attributable to discontinued operations	—	—	(28)

Schedule of Deferred Tax Assets and Liabilities
The significant components of deferred tax assets and liabilities is as follows:

	As of March 31,
(in millions)	2024	2023
Lease liability	$19	$13
Fixed assets	27	23
Tax losses and R&D tax credits	408	147
Equity investments	9	7
Share-based compensation	28	30
Reserves and other liabilities	23	27
Total gross deferred tax assets	514	247
Less: Valuation allowance	(25)	(21)
Total deferred tax assets, net of valuation allowance	489	226
Right of use assets	(18)	(12)
Acquired intangibles	(5)	(6)
Outside basis differences	(106)	(110)
Hedging reserve	—	(3)
Contract liabilities	(213)	(218)
Total deferred tax liabilities	(342)	(349)
Net deferred tax assets (liabilities)	$147	$(123)

Schedule of Unrecognized Tax Benefits Roll Forward
The following table reflects changes in gross unrecognized tax benefits:

	Fiscal Year Ended March 31,
(in millions)	2024	2023	2022
Gross unrecognized tax benefits—April 1	$62	$54	$75
Gross increases—tax positions in prior period	5	6	2
Gross decreases—tax positions in prior period	(1)	—	—
Gross increases—tax positions in current period	19	7	6
Settlements	—	(1)	(28)
Lapse of statute of limitations	(1)	(1)	—
Foreign exchange	(1)	(3)	(1)
Gross unrecognized tax benefits— March 31	$83	$62	$54